Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses, net:
Horizon 2020 grant		$ 2,306
Research and development expenses	(331)	(662)	(806)
Research and development expenses, net	(331)	1,644	(806)
General and administrative expenses	(6,637)	(712)	(1,125)
Operating profit (loss)	(6,968)	932	(1,931)
Financial income (expense), net:
Change in fair value of convertible notes	(4,936)	3,483	(2,019)
Changes in fair value of warrant liability	160	463	62
Other financing expense, net	(1,904)	(77)	(244)
Financial income (expense), net	(6,680)	3,869	(2,201)
Net income (loss) and comprehensive income (loss)	$ (13,648)	$ 4,801	$ (4,132)
Basic net income (loss) per share	$ (24.16)	$ 1.72	$ (24.09)
Dilutednet income (loss) per share	$ (24.16)	$ 1.72	$ (24.09)
Weighted average number of ordinary shares used in computing basic	566,744	2,765,850	173,508
Weighted average number of ordinary shares used in computing diluted	566,744	2,765,850	173,508